Segment Reporting	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

The following table includes results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended June 30,
	2016			2015
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	84,497	14,744	99,241	77,466	21,142	98,608
Voyage expenses	(126)	(416)	(542)	—	(373)	(373)
Vessel operating expenses	(16,734)	(5,678)	(22,412)	(16,127)	(7,975)	(24,102)
Depreciation and amortization	(20,474)	(2,395)	(22,869)	(18,004)	(5,205)	(23,209)
General and administrative expenses (i)	(4,679)	(1,185)	(5,864)	(5,514)	(1,554)	(7,068)
Income from vessel operations	42,484	5,070	47,554	37,821	6,035	43,856
Equity income	29,567	—	29,567	29,002	—	29,002

	Six Months Ended June 30,
	2016			2015
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	163,082	31,930	195,012	153,400	42,534	195,934
Voyage expenses	(243)	(756)	(999)	—	(691)	(691)
Vessel operating expenses	(31,966)	(12,299)	(44,265)	(30,433)	(15,303)	(45,736)
Depreciation and amortization	(39,159)	(7,321)	(46,480)	(36,310)	(10,468)	(46,778)
General and administrative expenses (i)	(9,041)	(2,251)	(11,292)	(10,839)	(2,937)	(13,776)
Loss on sale of vessels	—	(27,439)	(27,439)	—	—	—
Income (loss) from vessel operations	82,673	(18,136)	64,537	75,818	13,135	88,953
Equity income	39,065	—	39,065	47,060	—	47,060

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	June 30, 2016	December 31, 2015
	$	$
Total assets of the liquefied gas segment	3,703,244	3,550,396
Total assets of the conventional tanker segment	211,282	360,527
Unallocated:
Cash and cash equivalents	127,498	102,481
Accounts receivable and prepaid expenses	17,912	26,550
Advances to affiliates	17,173	13,026
Consolidated total assets	4,077,109	4,052,980